LONG-TERM DEBT, NET (2016 Studio City Credit Facilities) - Additional Information (Detail)			12 Months Ended
	Mar. 15, 2021	Nov. 30, 2016 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2016 USD ($)	Jan. 28, 2013 HKD ($)	Jan. 28, 2013 USD ($)
Long-term Debt [Line Items]
Total outstanding borrowings				$ 1,450,128,000			$ 1,600,129,000
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity									$ 10,855,880,000	$ 1,395,357,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 234,000,000						$ 30,077,000
Maturity date			Nov. 30, 2021
Net assets restricted from distribution							1,192,000,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Extended Maturity [Member]
Long-term Debt [Line Items]
Maturity date	Jan. 15, 2028
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		4.00%
2016 Studio City Credit Facilities [Member] | Term Loan Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 1,000,000						129,000
Total outstanding borrowings						$ 1,000,000	129,000
Term loan facility, cash collateral		1,012,500						131,000
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 233,000,000						$ 29,948,000
Total outstanding borrowings						0
Amount available for future drawdown						$ 233,000,000	$ 30,054,000
Loan commitment fees recognized			$ 421,000	$ 416,000	$ 419,000